UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.25%
	Aerospace & Defense - 2.86%
31,740	Astronics Corp. (a)	$507,840
110,900	CPI Aerostructures, Inc. (a)	1,208,810
50,000	Kratos Defense & Security Solutions, Inc. (a)	553,000
470,000	OSI Geospatial, Inc. (a)	102,930
		2,372,580
	Air Transport - 1.10%
45,600	AeroCentury Corp. (a)	911,088
	Auto Parts & Equipment - 0.89%
87,500	SORL Auto Parts, Inc. (a)	741,125
	Biotechnology - 1.01%
126,749	BioClinica, Inc. (a)	513,333
274,400	Commonwealth Biotechnologies, Inc. (a)	32,928
209,000	IsoRay, Inc. (a)	290,510
		836,771
	Building Materials - 1.10%
70,000	MFRI, Inc. (a)	439,250
178,000	U.S. Home Systems, Inc. (a)	477,040
		916,290
	Business Services - 7.81%
132,000	Acorn Energy, Inc. (a)	674,520
1,600,654	BrandPartners Group, Inc. (a)	2,641
137,500	Fortune Industries, Inc. (a)	45,375
85,000	GP Strategies Corporation (a)	641,750
160,000	Innodata Isogen, Inc. (a)	470,400
150,000	MicroFinancial, Inc.	600,000
785,000	Newtek Business Services, Inc.	887,050
168,000	Perceptron, Inc. (a)	791,280
122,855	Questar Assessment, Inc. (a)(c)	30,714
122,500	RCM Technologies, Inc. (a)	628,425
31,900	Rentrak Corporation (a)	825,891
149,810	SmartPros Ltd.	382,015
640,000	WidePoint Corp. (a)	499,200
		6,479,261
	Chemical & Related Products - 2.44%
100,000	Flexible Solutions International, Inc.
	(Acquired 4/13/05, Cost $375,000) (a)(b)	150,000
120,000	Flexible Solutions International, Inc. (a)	180,000
40,000	KMG Chemicals, Inc.	606,800
48,880	TOR Minerals International, Inc. (a)	388,596
110,906	Trinity Biotech PLC - ADR (a)	698,708
		2,024,104
	Computers & Electronics - 8.67%
303,500	ADDvantage Technologies Group, Inc. (a)	855,870
92,000	Astro-Med, Inc.	637,560
119,900	Concurrent Computer Corporation (a)	618,084
57,600	CyberOptics Corp. (a)	560,448
610,000	Dot Hill Systems Corp. (a)	677,100
355,000	iGO, Inc. (a)	603,500
326,479	LRAD Corp. (a)	333,009

380,000	NAPCO Security Systems, Inc. (a)	657,400
35,000	Rimage Corp. (a)	590,800
144,000	Socket Mobile, Inc. (a)	398,880
40,000	Spectrum Controls, Inc. (a)	603,600
66,700	Wells-Gardner Electronics Corp. (a)	140,070
64,800	Williams Controls, Inc. (a)	517,752
		7,194,073
	Construction & Engineering - 0.64%
171,500	KSW, Inc.	528,220
	Consumer Products - Distributing - 0.13%
424,800	China 3C Group (a)	110,448
	Consumer Products - Manufacturing - 7.15%
150,000	AT Cross Co. (a)	832,500
250,000	Charles & Colvard Ltd. (a)	680,000
300,000	China Intelligent Lighting and Electronics, Inc. (a)	879,000
300,000	Emerson Radio Corp.	675,000
56,000	Flexsteel Industries	627,760
300,000	Heelys, Inc. (a)(b)	813,000
100,000	Motorcar Parts of America, Inc. (a)	668,000
203,800	Tandy Brands Accessories, Inc. (a)	754,060
		5,929,320
	Electronic Equipment & Instruments - 4.75%
185,429	Allied Motion Technologies, Inc. (a)	797,345
37,500	Espey Manufacturing & Electronics Corp.	712,500
46,900	Frequency Electronics, Inc. (a)	239,190
373,700	Iteris, Inc. (a)	560,550
410,800	Magnetek, Inc. (a)	439,556
52,000	O.I. Corporation	401,960
70,000	Schmitt Industries, Inc. (a)	227,500
225,300	Universal Power Group, Inc. (a)	558,744
		3,937,345
	Energy & Related Services - 1.17%
131,046	China Solar & Clean Energy Solutions, Inc. (a)(b)	35,513
58,000	Mitcham Industries, Inc. (a)	426,300
150,000	TGC Industries, Inc. (a)	510,000
		971,813
	Environmental Services - 1.58%
187,000	Envoy Capital Group, Inc. (a)	211,310
330,000	Perma-Fix Environmental Services (a)	594,000
573,000	TurboSonic Technologies, Inc. (a)	194,820
115,800	Versar, Inc. (a)	309,186
		1,309,316
	Financial Services - 5.92%
73,500	B of I Holding, Inc. (a)	1,148,070
115,000	Bank of Commerce Holdings	500,250
103,000	Hennessy Advisors, Inc. (c)	252,350
90,000	HopFed Bancorp, Inc.	855,900
201,500	Pacific Premier Bancorp (a)	866,450
211,100	Riverview Bancorp, Inc.	422,200
33,500	Virtus Investment Partners, Inc. (a)	864,300
		4,909,520
	Food - 3.17%
322,000	Armanino Foods of Distinction, Inc.	161,000
133,000	G. Willi-Food International Ltd. (a)	775,390
50,000	John B. Sanfilippo & Son, Inc. (a)	702,000
1,408,500	New Dragon Asia Corp. (a)	104,229
88,181	Overhill Farms, Inc. (a)	458,541
122,801	Willamette Valley Vineyards, Inc. (a)	427,348
		2,628,508

	Health Care Providers & Services - 1.28%
225,000	Adcare Health Systems, Inc. (a)	776,250
201,069	American Caresource Holdings, Inc. (a)	289,539
		1,065,789
	Insurance - 0.13%
458,200	Majestic Capital Ltd. (a)	110,060
	Leisure - 1.74%
207,390	Century Casinos, Inc. (a)	445,889
226,000	Cybex International, Inc. (a)	390,980
177,000	Full House Resorts, Inc. (a)	562,860
2,700,000	IA Global, Inc. (a)	40,500
		1,440,229
	Medical Supplies & Services - 10.34%
1,032,500	AdvanSource Biomaterials Corporation (a)	249,452
240,000	Allied Healthcare International, Inc. (a)	595,200
100,169	Allied Healthcare Products (a)	332,561
578,000	American BIO Medica Corp. (a)	57,800
58,000	American Medical Alert Corporation	431,520
43,700	Birner Dental Management Services, Inc.	782,230
152,100	Carriage Services, Inc. (a)	711,828
60,000	Flamel Technologies S.A. - ADR (a)	379,800
500,000	HearUSA, Inc. (a)	475,000
799,200	Hooper Holmes, Inc. (a)	479,520
300,000	iCAD, Inc. (a)	582,000
126,203	Iridex Corporation (a)	488,406
11,559	Lakeland Industries, Inc. (a)	104,147
80,000	NovaMed, Inc. (a)	660,000
665,000	Ophthalmic Imaging Systems (a)	631,750
568,000	PHC, Inc. (a)	641,840
160,600	Synergetics USA, Inc. (a)	423,984
40,000	Transcend Services, Inc. (a)	556,400
		8,583,438
	Minerals & Resources - 0.44%
1,100,000	Golden Odyssey Mining, Inc. (a)	64,198
220,000	Vista Gold Corp. (a)	301,400
		365,598
	Motion Pictures - 0.84%
90,000	Ballantyne Strong, Inc. (a)	694,800
	Oil & Gas - 4.38%
84,000	CE Franklin Ltd. (a)	513,240
300,000	Far East Energy Corp. (Acquired 12/31/04, and
	10/31/05, Cost $275,000) (a)(b)	101,250
149,479	Far East Energy Corp. (a)	50,449
1,200,000	Gasco Energy, Inc. (a)	417,600
101,500	Hallador Energy Co.	889,140
315,000	Magellan Petroleum Corp. (a)	582,750
237,500	Magnum Hunter Resources Corp. (a)	1,083,000
		3,637,429
	Retail - 3.21%
250,000	AC Moore Arts & Crafts, Inc. (a)	615,000
120,000	GTSI Corp. (a)	645,600
105,745	Hastings Entertainment, Inc. (a)	766,651
150,000	PC Mall, Inc. (a)	634,500
		2,661,751
	Road & Rail - 0.30%
26,300	Covenant Transportation Group, Inc. - Class A (a)	246,957
	Semiconductor Related Products - 7.01%
438,681	8x8, Inc. (a)	627,314

84,650	Amtech Systems, Inc. (a)	851,579
350,000	AXT, Inc. (a)	2,061,500
125,000	FSI International, Inc. (a)	442,500
100,000	On Track Innovation Ltd. (a)	200,000
150,000	Ramtron International Corp. (a)	517,500
195,200	Sparton Corporation (a)	1,112,640
		5,813,033
	Software - 5.35%
110,275	American Software, Inc. - Class A	553,581
322,000	ARI Network Services, Inc. (a)	199,640
198,256	Bsquare Corp. (a)	616,576
110,000	Clicksoftware Technologies Ltd. (a)	638,000
89,520	CryptoLogic Ltd.	161,136
431,740	CTI Group Holdings, Inc. (a)	34,539
130,000	Evolving Systems, Inc. (a)	894,400
840,000	Invictus Financial, Inc. (a)(c)	1,008
245,000	Navarre Corp. (a)	619,850
200,000	Network Engines, Inc. (a)	390,000
30,000	Versant Corp. (a)	330,900
		4,439,630
	Specialty Manufacturing - 8.69%
24,119	Alamo Group, Inc.	565,108
250,000	Baldwin Technology Company, Inc. - Class A (a)	312,500
112,000	Core Molding Technologies, Inc. (a)	628,320
45,600	CTI Industries Corp. (a)	412,224
364,500	Digital Ally, Inc. (a)	699,840
33,200	Friedman Industries	185,920
13,000	Hurco Companies, Inc. (a)	219,180
20,000	LMI Aerospace, Inc. (a)	344,400
411,520	Manitex International, Inc. (a)	860,077
34,800	Nobility Homes, Inc. (a)	313,200
90,000	Northern Technologies International Corp. (a)	1,215,900
246,500	RF Monolithics, Inc. (a)	320,450
20,000	Universal Stainless & Alloy (a)	456,400
168,001	Worldwide Energy & Manufacturing USA, Inc. (a)(b)	680,404
		7,213,923
	Telecommunications - 2.46%
35,127	City Telecom HK Ltd.	358,998
55,000	Globecomm Systems, Inc. (a)	452,650
62,200	Management Network Group, Inc. (a)	170,428
63,800	Micronetics, Inc. (a)	294,118
100,000	Relm Wireless Corporation (a)	242,000
166,881	XETA Technologies, Inc. (a)	525,675
		2,043,869
	Transportation - 0.69%
300,000	FreeSeas, Inc. (a)	345,000
195,900	Seanergy Maritime Holdings Corp. (a)	227,244
		572,244
	Waste Management - 0.00%
305,000	Pure Earth, Inc. (a)	3,660
	TOTAL COMMON STOCKS (Cost $95,691,700	$80,692,192

	PREFERRED STOCKS - 0.24%
20,000	Pure Earth, Inc. Preferred Shares, 10.00% (b)(c)	$200,000
	TOTAL PREFERRED STOCKS (Cost $200,000)	$200,000

Contracts		Value
	WARRANTS - 0.00%
166,667	Worldwide Energy & Manufacturing USA, Inc. Warrants
	(Acquired 1/26/10, Cost $0)
	Expiration: 1/26/15, Exercise Price $5.65 (a)(b)(c)	$0
	TOTAL WARRANTS (Cost $0)	$0
Principal
Amount		Value
	FIXED INCOME SECURITIES - 0.30%
$250,000	Monmouth Capital Corporation
	(Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015 (b)(c)	$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)	$250,000

Shares		Value
	SHORT TERM INVESTMENTS - 2.55%
2,115,108	Fidelity Institutional Money Market Fund, 0.246%
		$2,115,108
	TOTAL SHORT TERM INVESTMENTS (Cost $2,115,109)	$2,115,108

	Total Investments (Cost $98,256,809) - 100.34%	$83,257,300
	Liabilities in Excess of Other Assets - (0.34)%	(284,830)
	TOTAL NET ASSETS - 100.00%	$82,972,470

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of restricted securities amounted to $2,230,167 or 2.69% of Net Assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $734,072 or 0.88%
of the Fund's Net Assets.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	98,256,809

Gross unrealized appreciation	12,944,198
Gross unrealized depreciation	(27,943,707)
Net unrealized depreciation	(14,999,509)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Security Valuation

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fairvalue and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

● Level 1 - Quoted prices in active markets for identical securities
● Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2010:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$ 12,388,110	$ 813,000	$ -	$ 13,201,110
Consumer Staples	2,628,508	-	-	2,628,508
Energy	4,573,729	-	-	4,573,729
Financials	5,619,580	-	-	5,619,580
Health Care	10,368,731	-	-	10,368,731
Industrials	15,819,719	-	-	15,819,719
Information Technology	23,276,469	-	-	23,276,469
Materials	4,177,534	-	-	4,177,534
Telecommunication Services	1,026,812	-	-	1,026,812
Total Common Stocks	79,879,192	813,000	-	80,692,192
Preferred Stock
Industrials	-	-	200,000	200,000
Total Preferred Stock	-	-	200,000	200,000
Fixed Income
Real Estate Investment Trusts	-	-	250,000	250,000
Total Fixed Income	-	-	250,000	250,000
Short Term Investments	2,115,108	-	-	2,115,108

Total Investments in Securities	$ 81,994,300	$ 813,000	$ 450,000	$ 83,257,300

Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Opportunities Fund since the adoption of the pronouncement on November 1, 2009 to July 31, 2010:

Beginning Balance - November 1, 2009		$ 250,000
Net purchase/(sales)		200,000
Transfer in/(out) of Level 3		-
Total realized and unrealized gains/(losses)		-
Accrued accretion/(amortization)		-
Ending Balance - July 31, 2010		$ 450,000

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and  Standard & Poor Financial Services LLC.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)          /s/ Michael J. Corbett
  Michael J. Corbett, President

Date       9/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Michael J. Corbett
 Michael J. Corbett, President

Date      9/17/2010

By (Signature and Title)*       /s/ Samuel J. Schulz
 Samuel J. Schulz, Treasurer

Date       9/20/2010

* Print the name and title of each signing officer under his or her signature.